Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Taxes
13. I
NCOME
T
AXES
We evaluate the need for deferred tax asset valuation allowances based on a more-likely-than-not
standard. The ability to realize deferred tax assets depends on the ability to generate sufficient taxable income within the carryforward periods provided for in the tax law for each applicable tax jurisdiction. We have evaluated all evidence, both positive and negative, and determined that our deferred tax assets are not more-likely-than-not
to be realized. In making this determination, numerous factors were considered including our cumulative losses in recent years.
For the three months ended March 31, 2022, we recorded a $0.1 million income tax expense in continuing operations. The March 31, 2022 income tax provision was primarily a result of state taxes and the federal 80% net operating loss limitation available to offset current year income.
Prior to the Merger Transaction in the fourth quarter of 2021, we were structured as a partnership for U.S. federal and most applicable state and local income tax purposes. As a partnership, the taxable income and losses were passed through to and included in the taxable income of its members. Accordingly, amounts related to income taxes were zero prior to the Merger Transaction, and we did not incur material amounts of income tax expense or have material income tax liability or deferred tax balances in 2021.

13. I
NCOME
T
AXES
We are subject to U.S. federal and state income taxes with respect to our allocable share of any taxable income or loss of Hoya Intermediate generated after the Merger Transaction, as well as any stand-alone income or loss we generate. Hoya Intermediate is organized as a limited liability company and treated as a partnership for federal tax purposes, with the exception to the Canadian operations of Vivid Seats Canada Ltd. (formerly Fanxchange Ltd.), which we acquired in 2019. Instead, Hoya Intermediate’s taxable income or loss is passed through to its members, including Vivid Seats Inc. Vivid Seats Inc. files and pays corporate income taxes for U.S. federal and state income tax purposes. We anticipate this structure to remain in existence for the foreseeable future.
Components of loss from continuing operations before income taxes for the years ended December 31 were as follows (in thousands):

	2021	2020	2019
United States	$(17,859)	$(763,664)	$(51,520)
Foreign	(966)	(10,521)	(2,328)

Total loss before income taxes	$(18,825)	$(774,185)	$(53,848)

Prior to 2021, we did not incur material amounts of income tax expense
or have material income tax liability or deferred tax
balances.

During 2021, significant components of income tax expense were as follows (in thousands):

2021
Current
U.S. Federal	$—
State & Local	304
Foreign	—

Total current income tax expense (benefit)	304

Deferred
U.S. Federal	—
State & Local	—
Foreign	—

Total deferred income tax expense (benefit)	—

Total income tax expense (benefit)	$304

A reconciliation of income taxes computed at the U.S. federal statutory income tax rate of 21
% to our income tax expense was as follows:

2021
At U.S. statutory tax rate	21.0%
State income taxes	(1.1)%
Foreign rate differential	0.3%
Pass-through loss / (income)	(14.3)%
Noncontrolling interest	(2.7)%
Change in valuation allowance	(3.5)%
Warrants remeasurement	(1.4)%
Other	0.1%

Total income tax expense (benefit)	(1.6)%

As of December 31, 2021, our deferred tax balances consisted of the following (in thousands):

2021
Deferred Tax Assets
Net operating loss	$9,670
Interest carryforward	15,206
Investment in partnerships	120,706
Other	132

Total deferred tax assets	145,714

Valuation allowance	(145,668)

Total deferred tax assets net of valuation allowance	46

Deferred Tax Liabilities
Other	46

Total Deferred Tax Liabilities	46

Net Deferred Tax Asset / Liabilities	$—

We recognize deferred tax assets to the extent we believe these assets are more likely than not to be realized. Valuation allowances have been established primarily with regard to the tax benefits of certain net operating losses, tax credits, as well as its investment in partnerships. In making such a determination, we considered all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax planning strategies and recent results of operations. After considering all those factors, we recorded $145.7 million of a valuation allowance against our deferred tax assets, as these assets are not more likely than not to be realized.

The deferred tax asset valuation allowance and changes were as follows (in thousands):

2021

Balance of beginning of period	$1,828
Charged to costs and expenses	646
(Credited) charged to other accounts	143,194
Deductions	—

Ending balance	$145,668

At December 31, 2021, we had U.S. state operating loss carryforwards totaling $16.1 million, U.S. federal operating loss carryforwards
totaling $32.0 million. The U.S. federal and state operating loss carryforwards begin to expire in 2029 with $33.7 million of the operating loss carryforwards having no expiration date.
At December 31, 2021, with respect to our operations outside the U.S., we had foreign operating loss carryforwards totaling $6.1 million. The foreign operating loss carryforwards begin to expire in 2022.
At December 31, 2021, we
were
not indefinitely reinvested on undistributed earnings from its foreign operations and the deferred tax liability associated with the future repatriation of these earnings is expected to be immaterial.
ASC 740, Income Taxes, prescribes a recognition threshold of more-likely-than not to be sustained upon examination as it relates to the accounting for uncertainty in income tax benefits recognized in an enterprise’s financial statements. We note that as of December 31, 2021, we had
no uncertain tax positions recorded in any jurisdiction.
We are subject to routine audits by taxing jurisdictions. The periods subject to tax audits are 2017 through 2021
. There are currently no audits for any tax periods in progress.